FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY



Investment Company Act File Number           811-21576

Exact Name of registrant as                  Stock Dividend Fund, Inc.
      Specified in charter

Address of principal executive office        8150 N. Central Expwy
							   Suite #M1120
                                             Dallas, Texas 75206

Name and address of agent for service        Laura S. Adams
                                             8150 N. Central Expwy
							   Suite #M1120
                                             Dallas, Texas 75206

Registrants telephone number, inc. area code 214-360-7418

Date of fiscal year end:                     12/31

Date of reporting period:                    09/30/18






























Item 1.  Schedule of Investments

STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2018

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------           -------

COMMON STOCKS ? 98.63%

Petroleum Refining-11.81%
   Chevron                                  11,838          1,447,551
   Valero Energy Corp                       14,248          1,620,710
   Exxon Mobil                              10,629            903,678
                                                             --------
                                                            3,971,939

Semi Conductors and Related Devices-3.50%
   Intel Corp				24,896          1,177,332

Telephone Communications, Except
Radiotelephone-8.24%
   Verizon                                  27,638          1,475,593
   AT&T                                     38,574          1,295,315
                                                             --------
                                                            2,770,908

Computer and Office Equipment-8.96%
   Hewlett Packard                          59,853          1,542,412
   IBM                                       9,709          1,468,098
							     --------
                                                            3,010,510

Construction Machinery and Equipment-4.78%
   Caterpillar Inc.			10,533		1,606,178

National Commercial Banks-6.73%
   Bank of America                          64,055          1,887,060

Engines & Turbines-3.54%
   Cummings Inc.                             8,148          1,190,178

Variety Stores-4.23%
   WalMart                                  15,163          1,423,957

Family Clothing Stores-2.90%
   Gap                                      33,852            976,630

Electronic Computers-7.03%
   Apple                                    10,468          2,363,046



- Continued -

STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
(Unaudited)
SEPTEMBER 30, 2018

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------      ------------

Pharmaceutical Preps-7.31%
   AbbVie Inc.                              13,136          1,242,403
   Pfizer                                   27,662          1,219,064
                                                             --------
                                                            2,461,467

Scheduled Air Transportation-3.42%
    Alaska Air Group                        16,700          1,149,962

Department Stores-5.24%
    Kohls Corp                              23,632          1,761,766

Drug Stores-3.58%
    CVS Health Corp                         15,313          1,205,439

Raw Farm Products-9.10%
    Universal Corp                          47,081          3,060,265

Canned Fruit/Veg-3.75%
    Universal Corp                          12,281          1,260,153

Paper Products-2.67%
    Kimberly-Clark Corp                      7,916            899,574

Malt Beverage-2.96%
    Molson Coors Brewing Co                 16,168            994,332






   Total common stocks (cost $22,513,730)               $  33,170,696

							     --------










STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
(Unaudited)
SEPTEMBER 30, 2018


SHORT-TERM INVESTMENTS ? 1.36%
   Schwab  Money Fund-Bears interest at approx 1.55%
                  	(cost $ 459,038)                     459,038
                                                            --------

   Total short-term investments (cost $ 459,038)             459,038
                                                            --------

Total investment securities ? 99.99%  (cost $22,972,768)  33,629,734

Other assets less liabilities ? 0.01%                          2,589
                                                            --------

Net assets - 100.00%                                   $  33,632,314
                                                        ============




The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS
157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.


Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2018:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities           Instruments *
      -----                         ----------           -----------
      Level 1                       $33,632,734          $          0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $33,632,734          $          0
                                    ===========          ============

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.



































THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.
NOTES TO FINANCIAL STATEMENTS

Investment Transactions ? Purchases and Sales of investment securities (excluding money market funds) for the nine months ended September 30, 201 were $5,497,282 and $9,207,711, respectively. At the end of the period, net unrealized appreciation for Federal Income tax purposes aggregated $10,656,966, of which $10,731,054 related to unrealized appreciation of securities and ($74,088) related to unrealized depreciation of securities. The cost of investments at September 30, 2018 for Federal Income tax purposes was $22,513,730, excluding short term investments.


Item 2.  Controls and Procedures


a)	Laura S. Adams is the President and Treasurer of the Fund and has
concluded that the Registrant?s disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment
Company Act of 1940 are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 15d-15(b) under the
Securities Exchange Act of 1934, as amended.

b)	There were no changes in the Registrant?s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant?s last fiscal half-year that has materially affected, or is reasonably likely to material affect, the Registrant?s internal control over financial reporting.























Item 3.  Exhibits


Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company act of 1940 are filed herewith.


SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Stock Dividend Fund, Inc.

                                             By /s/ Laura S. Adams
                                        -------------------------
                                                    Laura S. Adams
                                                    President

Date:  10/11/2018






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Stock Dividend Fund, Inc.

                                             By /s/ Laura S. Adams
                                          -------------------------
                                                    Laura S. Adams
                                                    Treasurer

Date:  10/11/2018